Segment Reporting (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) area	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of core business areas | area	2
Revenue from external customers	$ 157,362	$ 106,765
Interest income	1,031	1,917
Equity in earnings of equity investees, net of tax	42,966	30,366
Segment operating (loss)/profit	(97,239)	(45,703)
Interest expense	242	511
Income tax expense/(credit)	1,859	2,032
Net (loss)/income attributable to the Company	(102,397)	(49,694)
Depreciation/amortization	3,522	2,923
Additions to non-current assets (other than financial instruments and deferred tax assets)	11,347	4,415
Segment Reporting Information, Additional Information [Abstract]
Total assets	1,272,889		$ 724,118
Property, plant and equipment	29,168		24,170
Right-of-use assets	9,523		8,016
Leasehold land	13,092		13,121
Goodwill	3,332		3,307
Other intangible asset	194		227
Investments in equity investees	118,316		139,505
Oncology/Immunology segment
Segment Reporting Information [Line Items]
Revenue from external customers	42,851	16,392
Other Ventures segment
Segment Reporting Information [Line Items]
Revenue from external customers	114,511	90,373
Reportable segment | Oncology/Immunology segment
Segment Reporting Information [Line Items]
Revenue from external customers	42,851	16,392
Interest income	525	114
Equity in earnings of equity investees, net of tax	40	68
Segment operating (loss)/profit	(127,595)	(68,329)
Income tax expense/(credit)	(812)	312
Net (loss)/income attributable to the Company	(126,960)	(68,573)
Depreciation/amortization	3,265	2,687
Additions to non-current assets (other than financial instruments and deferred tax assets)	10,649	4,262
Segment Reporting Information, Additional Information [Abstract]
Total assets	175,792		143,322
Property, plant and equipment	28,013		23,008
Right-of-use assets	5,739		4,157
Leasehold land	13,092		13,121
Investments in equity investees	426		385
Reportable segment | Oncology/Immunology segment | R&D
Segment Reporting Information [Line Items]
Revenue from external customers	5,056	7,747
Interest income	525	114
Equity in earnings of equity investees, net of tax	40	68
Segment operating (loss)/profit	(132,302)	(73,377)
Income tax expense/(credit)	(1,383)	312
Net (loss)/income attributable to the Company	(130,610)	(73,608)
Depreciation/amortization	3,265	2,687
Additions to non-current assets (other than financial instruments and deferred tax assets)	10,649	4,262
Segment Reporting Information, Additional Information [Abstract]
Total assets	150,850		137,594
Property, plant and equipment	28,013		23,008
Right-of-use assets	5,739		4,157
Leasehold land	13,092		13,121
Investments in equity investees	426		385
Reportable segment | Oncology/Immunology segment | R&D | PRC
Segment Reporting Information [Line Items]
Revenue from external customers	5,056	7,747
Interest income	523	114
Equity in earnings of equity investees, net of tax	40	68
Segment operating (loss)/profit	(69,961)	(53,454)
Income tax expense/(credit)	109	167
Net (loss)/income attributable to the Company	(69,911)	(53,590)
Depreciation/amortization	3,198	2,629
Additions to non-current assets (other than financial instruments and deferred tax assets)	10,183	4,241
Segment Reporting Information, Additional Information [Abstract]
Total assets	143,099		127,637
Property, plant and equipment	27,160		22,554
Right-of-use assets	4,455		2,782
Leasehold land	13,092		13,121
Investments in equity investees	426		385
Reportable segment | Oncology/Immunology segment | R&D | U.S. and others
Segment Reporting Information [Line Items]
Interest income	2
Segment operating (loss)/profit	(62,341)	(19,923)
Income tax expense/(credit)	(1,492)	145
Net (loss)/income attributable to the Company	(60,699)	(20,018)
Depreciation/amortization	67	58
Additions to non-current assets (other than financial instruments and deferred tax assets)	466	21
Segment Reporting Information, Additional Information [Abstract]
Total assets	7,751		9,957
Property, plant and equipment	853		454
Right-of-use assets	1,284		1,375
Reportable segment | Oncology/Immunology segment | Marketed Products | PRC
Segment Reporting Information [Line Items]
Revenue from external customers	37,795	8,645
Segment operating (loss)/profit	4,707	5,048
Income tax expense/(credit)	571
Net (loss)/income attributable to the Company	3,650	5,035
Segment Reporting Information, Additional Information [Abstract]
Total assets	24,942		5,728
Reportable segment | Other Ventures segment | PRC
Segment Reporting Information [Line Items]
Revenue from external customers	114,511	90,373
Interest income	145	71
Equity in earnings of equity investees, net of tax	42,926	30,298
Segment operating (loss)/profit	44,663	32,300
Income tax expense/(credit)	265	156
Net (loss)/income attributable to the Company	41,263	30,438
Depreciation/amortization	160	141
Additions to non-current assets (other than financial instruments and deferred tax assets)	632	140
Segment Reporting Information, Additional Information [Abstract]
Total assets	215,563		231,234
Property, plant and equipment	713		688
Right-of-use assets	2,686		2,582
Goodwill	3,332		3,307
Other intangible asset	194		227
Investments in equity investees	117,890		139,120
Unallocated
Segment Reporting Information [Line Items]
Interest income	361	1,732
Segment operating (loss)/profit	(14,307)	(9,674)
Interest expense	242	511
Income tax expense/(credit)	2,406	1,564
Net (loss)/income attributable to the Company	(16,700)	(11,559)
Depreciation/amortization	97	95
Additions to non-current assets (other than financial instruments and deferred tax assets)	66	$ 13
Segment Reporting Information, Additional Information [Abstract]
Total assets	881,534		349,562
Property, plant and equipment	442		474
Right-of-use assets	$ 1,098		$ 1,277